Certain transactions (Schedule of Fair Value of Consideration Transferred - Yaballe Ltd. acquisition) (Details) - Yaballe Ltd. Acquisition [Member] $ in Thousands	1 Months Ended
Oct. 31, 2025 USD ($)
Business Acquisition [Line Items]
Cash paid	$ 10,945
Fair value of earn-out	1,536
Contingent liability	117
Total consideration	$ 12,598